Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)		3,347,305	3,347,305
Potential issuance of shares to employees under long-term incentive plan (in shares)		568,582	220,925
Profit attributable to Atlantica		$ 16,033	$ 24,661
Average number of ordinary shares outstanding - basic (in shares)		116,159,000	116,147,000
Average number of ordinary shares outstanding - diluted (in shares)		119,920,000	119,717,000
Earnings per share for the period - basic (in dollars per share)		$ 0.14	$ 0.21
Earnings per share for the period - diluted (in dollars per share)	[1],[2]	$ 0.14	$ 0.21

[1]	Antidilutive effect applied, where applicable (see Note 22)
[2]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the six-month periods ended June 30, 2024, and 2023, as they have an antidilutive effect.